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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-09685

                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Yield Fund

 Schedule of Investments  7/31/2011 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (d)

 Value

 CONVERTIBLE CORPORATE BONDS - 22.4%

 Energy - 3.0%

 Coal & Consumable Fuels - 1.4%

 4,505,000

 James River Coal Co., 3.125%, 3/15/18 (b)

 $

 4,392,375

 30,858,000

 Massey Energy Co., 3.25%, 8/1/15

 32,208,038

 $

 36,600,413

 Oil & Gas Equipment & Services - 0.5%

 9,258,000

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 10,033,358

 2,034,000

 Newpark Resources, Inc., 4.0%, 10/1/17

 2,364,525

 $

 12,397,883

 Oil & Gas Exploration & Production - 1.0%

 25,033,000

 Chesapeake Energy, 2.5%, 5/15/37 (b)

 $

 27,598,883

 Total Energy

 $

 76,597,179

 Materials - 0.2%

 Steel - 0.2%

 5,200,000

 Steel Dynamics, Inc., 5.125%, 6/15/14 (b)

 $

 6,129,500

 Total Materials

 $

 6,129,500

 Capital Goods - 5.4%

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 3,700,000

 Greenbrier Cos, Inc., 3.5%, 4/1/18 (b)

 $

 3,399,375

 18,350,000

 Navistar International Corp., 3.0%, 10/15/14

 22,478,750

 $

 25,878,125

 Electrical Component & Equipment - 1.8%

 10,874,000

 General Cable Corp., 4.5%, 11/15/29

 $

 14,244,940

 31,602,000

 Roper Industries, Inc., 1.4813%, 1/15/34

 32,313,045

 $

 46,557,985

 Trading Companies & Distributors - 2.5%

 32,627,000

 WESCO International, Inc., 6.0%, 9/15/29

 $

 64,479,109

 Total Capital Goods

 $

 136,915,219

 Transportation - 0.8%

 Airlines - 0.1%

 2,575,000

 Continental Airlines, Inc., 4.5%, 1/15/15

 $

 3,144,719

 Marine - 0.7%

 5,993,000

 DryShips, Inc., 5.0%, 12/1/14

 $

 5,026,629

 16,398,000

 Horizon Lines, 4.25%, 8/15/12 (b)

 12,318,998

 $

 17,345,627

 Total Transportation

 $

 20,490,346

 Automobiles & Components - 1.1%

 Automobile Manufacturers - 1.1%

 17,861,000

 Ford Motor Co., 4.25%, 11/15/16

 $

 27,930,139

 Total Automobiles & Components

 $

 27,930,139

 Consumer Durables & Apparel - 0.6%

 Homebuilding - 0.6%

 11,230,000

 D.R. Horton, Inc., 2.0%, 5/15/14

 $

 12,619,713

 3,015,000

 Lennar Corp., 2.75%, 12/15/20

 3,199,669

 $

 15,819,382

 Total Consumer Durables & Apparel

 $

 15,819,382

 Retailing - 0.3%

 Automotive Retail - 0.3%

 5,100,000

 Sonic Automotive, Inc., 5.0%, 10/1/29

 $

 6,987,000

 Total Retailing

 $

 6,987,000

 Food, Beverage & Tobacco - 0.3%

 Tobacco - 0.3%

 9,065,000

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 8,589,088

 Total Food, Beverage & Tobacco

 $

 8,589,088

 Health Care Equipment & Services - 1.8%

 Health Care Equipment - 0.6%

 13,025,000

 Hologic, Inc., 2.0%, 12/15/37 (b)

 $

 14,522,875

 Health Care Supplies - 0.4%

 9,460,000

 Alere, Inc., 3.0%, 5/15/16 (b)

 $

 9,412,700

 Health Care Technology - 0.8%

 8,600,000

 WebMD Health Corp., 2.25%, 3/31/16 (b)

 $

 7,815,250

 15,570,000

 WebMD Health Corp., 2.5%, 1/31/18

 13,779,450

 $

 21,594,700

 Total Health Care Equipment & Services

 $

 45,530,275

 Pharmaceuticals & Biotechnology - 3.0%

 Biotechnology - 3.0%

 8,125,000

 BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17

 $

 13,172,656

 5,500,000

 Cubist Pharmaceuticals, Inc., 2.25%, 6/15/13

 6,785,625

 13,876,000

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 18,524,460

 18,500,000

 MannKind Corp., 3.75%, 12/15/13

 10,313,750

 22,590,000

 Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15

 28,322,213

 $

 77,118,704

 Total Pharmaceuticals & Biotechnology

 $

 77,118,704

 Diversified Financials - 0.2%

 Consumer Finance - 0.1%

 4,150,000

 Dollar Financial, 2.875%, 6/30/27 (144A) (b)

 $

 4,393,813

 Total Diversified Financials

 $

 4,393,813

 Real Estate - 0.2%

 Specialized Real Estate Investment Trusts - 0.2%

 4,785,000

 Host Hotels & Resorts LP, 2.5%, 10/15/29

 $

 6,190,594

 Total Real Estate

 $

 6,190,594

 Software & Services - 1.3%

 Application Software - 1.3%

 13,715,000

 Mentor Graphics Corp., 4.0%, 4/1/31 (b)

 $

 13,200,688

 16,772,000

 Nuance Communications, 2.75%, 8/15/27

 20,985,965

 $

 34,186,653

 Total Software & Services

 $

 34,186,653

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.3%

 6,520,000

 InterDigital, Inc., 2.5%, 3/15/16

 $

 8,777,550

 Technology Distributors - 0.2%

 4,000,000

 Anixter International, Inc., 1.0%, 2/15/13 (144A)

 $

 4,610,000

 Total Technology Hardware & Equipment

 $

 13,387,550

 Semiconductors - 1.3%

 Semiconductor Equipment - 0.6%

 5,491,000

 Lam Research Corp., 1.25%, 5/15/18

 $

 5,291,951

 12,760,000

 Novellus Systems, Inc., 2.625%, 5/15/41

 12,169,850

 $

 17,461,801

 Semiconductors - 1.7%

 16,464,000

 On Semiconductor Corp., 2.625%, 12/15/26

 $

 18,254,460

 6,975,000

 SunPower Corp., 4.5%, 3/15/15

 7,480,688

 16,544,000

 SunPower Corp., 4.75%, 4/15/14 (b)

 17,164,400

 1,000,000

 Suntech Power, 3.0%, 3/15/13 (b)

 820,000

 $

 43,719,548

 Total Semiconductors

 $

 61,181,349

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 1.0%

 9,000,000

 Ciena Corp., 0.875%, 7/15/17 (b)

 $

 7,290,000

 6,503,000

 MasTec, Inc., 4.0%, 6/15/14

 9,754,500

 5,775,000

 MasTec, Inc., 4.25%, 12/15/14 (b)

 8,994,563

 $

 26,039,063

 Total Telecommunication Services

 $

 26,039,063

 TOTAL CONVERTIBLE CORPORATE BONDS

 $

 567,485,854

 (Cost  $453,396,081)

 Shares

 PREFERRED STOCKS - 4.7%

 Energy - 0.4%

 Oil & Gas Exploration & Production - 0.4%

 59,180

 Petroquest Energy, 6.875%, 12/31/49

 $

 2,633,510

 46,800

 SandRidge Energy, Inc., 8.5%, 12/31/99

 7,625,592

 $

 10,259,102

 Total Energy

 $

 10,259,102

 Capital Goods - 0.5%

 Electrical Component & Equipment - 0.5%

 68,400

 General Cable Corp., 5.75%, 11/24/13

 $

 13,632,975

 Total Capital Goods

 $

 13,632,975

 Food, Beverage & Tobacco - 0.1%

 194,650

 2009 Dole Food Automatic Common Exchange Security Trust *

 $

 2,762,084

 Total Food, Beverage & Tobacco

 $

 2,762,084

 Automobiles & Components - 0.1%

 Tires & Rubber - 0.1%

 61,100

 Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 3,298,178

 Total Automobiles & Components

 $

 3,298,178

 Health Care Equipment & Services - 0.9%

 Health Care Supplies - 0.9%

 89,308

 Alere, Inc., 3.0%, 12/31/49 *

 $

 22,237,692

 Total Health Care Equipment & Services

 $

 22,237,692

 Diversified Financials - 0.6%

 Consumer Finance - 0.2%

 6,450

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 5,859,825

 Diversified Financial Services - 0.2%

 284,000

 GMAC Capital Trust I *

 $

 7,276,080

 $

 7,276,080

 Total Diversified Financials

 $

 13,135,905

 Real Estate - 2.1%

 Real Estate Operating Companies - 2.1%

 821,962

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 54,044,002

 Total Real Estate

 $

 54,044,002

 TOTAL PREFERRED STOCKS

 $

 119,369,938

 (Cost  $93,726,916)

 COMMON STOCKS - 14.7%

 Energy - 0.9%

 Oil & Gas Drilling - 0.4%

 1,265,837

 Hercules Offshore, Inc. * (b)

 $

 5,949,434

 63,739

 Transocean, Ltd.

 3,923,773

 $

 9,873,207

 Oil & Gas Exploration & Production - 0.4%

 147,800

 Marathon Oil Corp.

 $

 4,577,366

 543,713

 SandRidge Energy, Inc. * (b)

 6,263,574

 $

 10,840,940

 Oil & Gas Refining & Marketing - 0.1%

 73,900

 Marathon Petroleum Corp. *

 $

 3,236,081

 Total Energy

 $

 23,950,228

 Materials - 4.1%

 Commodity Chemicals - 0.8%

 1,038,023

 Georgia Gulf Corp. *

 $

 20,801,981

 Construction Materials - 0.2%

 146,894

 Texas Industries, Inc. (b)

 $

 5,671,577

 Diversified Chemical - 1.6%

 59,342

 FMC Corp.

 $

 5,196,579

 906,515

 LyondellBasell Industries NV (b)

 35,771,082

 $

 40,967,661

 Diversified Metals & Mining - 1.2%

 4,128,459

 Blaze Recycling & Metals LLC

 $

 2,848,637

 483,460

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 25,604,042

 2,600,200

 Polymet Mining Corp. *

 4,160,320

 $

 32,612,999

 Metal & Glass Containers - 0.2%

 271,099

 Owens-Illinois, Inc. *

 $

 6,281,364

 Steel - 0.0%

 27,854

 KNIA Holdings, Inc. *

 $

 194,698

 Total Materials

 $

 106,530,280

 Capital Goods - 3.6%

 Aerospace & Defense - 1.8%

 282,457

 BE Aerospace, Inc. *

 $

 11,241,789

 379,503

 DigitalGlobe, Inc. *

 9,912,618

 198,829

 Geoeye, Inc. *

 7,945,207

 151,275

 ITT Corp.

 8,069,009

 440,500

 Orbital Sciences Corp. *

 7,629,460

 $

 44,798,083

 Building Products - 0.2%

 160,212

 Lennox International, Inc.

 $

 5,924,640

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 559,049

 Commercial Vehicle Group, Inc. *

 $

 5,925,919

 Electrical Component & Equipment - 0.8%

 185,055

 Cooper Industries Plc

 $

 9,680,227

 321,400

 General Cable Corp. * (b)

 12,782,078

 $

 22,462,305

 Industrial Machinery - 0.5%

 167,180

 ESCO Technologies, Inc.

 $

 5,797,802

 182,286

 Kennametal, Inc.

 7,187,537

 $

 12,985,339

 Total Capital Goods

 $

 92,096,286

 Consumer Services - 0.7%

 Casinos & Gaming - 0.0%

 68,300

 WMS Industries, Inc. * (b)

 $

 1,883,031

 Restaurants - 0.4%

 234,943

 Starbucks Corp.

 $

 9,418,865

 Specialized Consumer Services - 0.2%

 554,720

 Service Corp. International (b)

 $

 5,807,918

 Total Consumer Services

 $

 17,109,814

 Food, Beverage & Tobacco - 0.1%

 Tobacco - 0.1%

 1,076,613

 Alliance One International, Inc. *

 $

 3,542,057

 Total Food, Beverage & Tobacco

 $

 3,542,057

 Health Care Equipment & Services - 0.8%

 Health Care Supplies - 0.1%

 70,500

 Alere, Inc. * (b)

 $

 2,079,045

 Managed Health Care - 0.7%

 168,680

 Aetna, Inc.

 $

 6,998,533

 124,500

 CIGNA Corp.

 6,196,365

 121,300

 United Healthcare Group, Inc.

 6,020,119

 $

 19,215,017

 Total Health Care Equipment & Services

 $

 21,294,062

 Pharmaceuticals & Biotechnology - 1.5%

 Life Sciences Tools & Services - 1.5%

 115,956

 Bio-Rad Laboratories, Inc. *

 $

 12,639,204

 239,862

 Thermo Fisher Scientific, Inc. *

 14,413,308

 130,892

 Waters Corp. *

 11,504,098

 $

 38,556,610

 Total Pharmaceuticals & Biotechnology

 $

 38,556,610

 Diversified Financials - 0.3%

 Asset Management & Custody Banks - 0.0%

 73,836

 Legg Mason, Inc. (b)

 $

 2,172,255

 Specialized Finance - 0.2%

 18,094

 CME Group, Inc.

 $

 5,232,604

 Total Diversified Financials

 $

 7,404,859

 Real Estate - 0.0%

 Mortgage Real Estate Investment Trusts - 0.0%

 70,159

 Annaly Capital Management, Inc.

 $

 1,177,268

 Total Real Estate

 $

 1,177,268

 Software & Services - 0.3%

 Application Software - 0.3%

 202,200

 Blackboard, Inc. * (b)

 $

 8,807,832

 Total Software & Services

 $

 8,807,832

 Technology Hardware & Equipment - 1.2%

 Communications Equipment - 0.1%

 108,400

 Research In Motion *

 $

 2,710,000

 Electronic Equipment & Instruments - 0.3%

 203,618

 Itron, Inc. * (b)

 $

 8,763,719

 Electronic Manufacturing Services - 0.3%

 229,800

 TE Connectivity, Ltd.

 $

 7,912,014

 Technology Distributors - 0.4%

 137,843

 Arrow Electronics, Inc. *

 $

 4,790,044

 352,400

 Ingram Micro, Inc. *

 6,537,020

 $

 11,327,064

 Total Technology Hardware & Equipment

 $

 30,712,797

 Semiconductors - 0.4%

 Semiconductors - 0.4%

 1,521,500

 PMC - Sierra Inc. *

 $

 10,635,285

 Total Semiconductor

 $

 10,635,285

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 585,800

 Windstream Corp. (b)

 $

 7,152,618

 Total Telecommunication Services

 $

 7,152,618

 Utilities - 0.1%

 Multi-Utilities - 0.1%

 192,334

 CMS Energy Corp.

 $

 3,681,273

 Total Utilities

 $

 3,681,273

 TOTAL COMMON STOCKS

 $

 372,651,269

 (Cost  $288,221,086)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 2,510,000

 0.68

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47

 $

 987,866

 1,496,918

 0.89

 FBR Securitixation Trust, Floating Rate Note, 10/25/35

 871,705

 $

 1,859,571

 Total Banks

 $

 1,859,571

 TOTAL ASSET BACKED SECURITIES

 $

 1,859,571

 (Cost  $2,218,875)

 CORPORATE BONDS - 47.3%

 Energy - 7.5%

 Coal & Consumable Fuels - 0.1%

 3,127,000

 Murray Energy Corp., 10.25%, 10/15/15

 $

 3,283,350

 Oil & Gas Drilling - 0.8%

 15,825,000

 Offshore Group Investments, 11.5%, 8/1/15

 $

 17,526,188

 3,300,000

 Precision Drilling Corp., 6.5%, 12/15/21

 3,366,000

 $

 20,892,188

 Oil & Gas Equipment & Services - 0.8%

 5,724,000

 American Petroleum Tankers LLC, 10.25%, 5/1/15

 $

 5,924,340

 4,045,000

 Complete Production Service, 8.0%, 12/15/16

 4,247,250

 10,500,000

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (b)

 10,526,250

 $

 20,697,840

 Oil & Gas Exploration & Production - 3.3%

 3,425,000

 Berry Petroleum Co., 6.75%, 11/1/20 (b)

 $

 3,510,625

 2,561,000

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 2,727,465

 1,955,000

 Chaparral Energy, Inc., 8.25%, 9/1/21

 2,018,538

 3,580,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 3,723,200

 2,925,000

 Concho Resources, Inc., 6.5%, 1/15/22

 3,056,625

 3,680,000

 Energy Partners, Ltd., 8.25%, 2/15/18

 3,578,800

 3,875,000

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 3,981,563

 15,705,000

 Hilcorp Energy, 7.75%, 11/1/15 (144A)

 16,215,413

 1,445,000

 Linn Energy LLC, 6.5%, 5/15/19

 1,443,194

 6,045,000

 Penn Virginia Corp., 7.25%, 4/15/19 (b)

 6,120,563

 3,830,000

 Plains Exploration & Production Co., 10.0%, 3/1/16

 4,327,900

 3,815,000

 Quicksilver Resources, Inc., 7.125%, 4/1/16 (b)

 3,834,075

 13,550,000

 Quicksilver Resources, Inc., 8.25%, 8/1/15

 14,363,000

 1,015,000

 SandRidge Energy, Inc., 8.0%, 6/1/18

 1,075,900

 2,675,000

 SM Energy Co., 6.625%, 2/15/19

 2,755,250

 5,250,000

 Swift Energy Co., 8.875%, 1/15/20

 5,722,500

 2,330,000

 Venoco, Inc., 8.875%, 2/15/19

 2,411,550

 3,550,000

 Whiting Petroleum, 6.5%, 10/1/18 (b)

 3,656,500

 $

 84,522,661

 Oil & Gas Refining & Marketing - 2.3%

 15,013,000

 Holly Energy Partners LP, 6.25%, 3/1/15

 $

 15,050,533

 925,000

 Holly Energy Partners LP, 6.25%, 3/1/15 (144A)

 980,500

 40,085,000

 Tesoro Corp., 6.625%, 11/1/15

 41,087,125

 $

 57,118,158

 Oil & Gas Storage & Transporation - 0.2%

 4,050,000

 Copano Energy LLC, 7.125%, 4/1/21

 $

 4,151,250

 Total Energy

 $

 190,665,447

 Materials - 8.6%

 Aluminum - 0.9%

 14,335,436

 6.83

 Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15

 $

 13,744,099

 8,800,000

 Novelis, Inc., 8.75%, 12/15/20

 9,790,000

 $

 23,534,099

 Commodity Chemicals - 5.1%

 6,275,000

 Hexion US Finance Corp., 9.0%, 11/15/20

 $

 6,494,625

 13,545,000

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 14,357,700

 54,035,000

 Nova Chemicals Corp., 7.875%, 9/15/25

 54,035,000

 $

 74,887,325

 Construction Materials - 0.3%

 7,205,000

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 7,087,919

 Diversified Chemical - 0.9%

 6,635,000

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 $

 7,016,513

 8,958,000

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) (b)

 8,980,395

 7,558,000

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 7,784,740

 $

 23,781,648

 Diversified Metals & Mining - 0.5%

 8,875,000

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18

 $

 9,008,125

 2,625,000

 Rain CII Carbon LLC, 8.0%, 12/1/18

 2,812,688

 $

 11,820,813

 Forest Products - 0.2%

 7,910,000

 Millar Western Forest, 8.5%, 4/1/21

 $

 6,881,700

 Metal & Glass Containers - 0.8%

 2,290,000

 BWAY Holding Co., 10.0%, 6/15/18 (b)

 $

 2,507,550

 18,370,000

 Crown Cork and Seal Co., Inc., 7.375%, 12/15/26

 18,370,000

 $

 20,877,550

 Paper Packaging - 0.7%

 7,139,000

 Graham Packaging Co., 9.875%, 10/15/14

 $

 7,317,475

 9,490,000

 Packaging Dynamics Corp., 8.75%, 2/1/16

 9,774,700

 $

 17,092,175

 Paper Products - 0.2%

 4,475,000

 Appleton Papers, Inc. 10.5%, 6/15/15 (144A)

 $

 4,732,313

 Steel - 1.1%

 16,805,000

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 15,208,525

 5,940,000

 APERAM, 7.375%, 4/01/16

 5,895,450

 2,300,000

 APERAM, 7.75%, 4/1/18

 2,311,500

 4,380,000

 JMC Steel Group, 8.25%, 3/15/18

 4,544,250

 $

 27,959,725

 Total Materials

 $

 218,655,267

 Capital Goods - 4.2%

 Aerospace & Defense - 0.7%

 17,628,000

 DynCorp International, Inc., 10.375%, 7/1/17 (b)

 $

 17,716,140

 Construction & Engineering - 0.2%

 7,350,000

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18

 $

 6,817,125

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 2,325,000

 American Railcar, 7.5%, 3/1/14

 $

 2,359,875

 2,350,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 2,344,125

 $

 4,704,000

 Electrical Component & Equipment - 1.7%

 28,930,000

 Anixter International Corp., 5.95%, 3/1/15

 $

 29,472,438

 3,000,000

 Coleman Cable, Inc., 9.0%, 2/15/18

 3,112,500

 9,336,000

 General Cable Corp., 7.125%, 4/1/17 (b)

 9,616,080

 $

 42,201,018

 Industrial Conglomerates - 0.1%

 2,675,000

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 $

 2,648,250

 Industrial Machinery - 0.6%

 2,500,000

 Liberty Tire Recycling, 11.0%, 10/1/16

 $

 2,675,000

 13,556,000

 Mueller Water Products, 7.375%, 6/1/17 (b)

 12,945,980

 $

 15,620,980

 Trading Companies & Distributors - 0.7%

 16,751,000

 Wesco Distribution, Inc., 7.5%, 10/15/17

 $

 17,169,775

 Total Capital Goods

 $

 106,877,288

 Commercial Services & Supplies - 0.2%

 Diversified Support Services - 0.2%

 4,446,000

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 4,757,220

 Total Commercial Services & Supplies

 $

 4,757,220

 Transportation - 1.1%

 Air Freight & Couriers - 0.5%

 8,900,000

 Ceva Group Plc, 11.5%, 4/1/18 (144A)

 $

 9,367,250

 3,205,000

 Ceva Group Plc, 11.625%, 10/1/16 (b)

 3,493,450

 $

 12,860,700

 Trucking - 0.6%

 9,880,000

 Swift Services Holdings, Inc., 10.0%, 11/15/18 (b)

 $

 10,633,350

 4,540,000

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18

 4,630,800

 $

 15,264,150

 Total Transportation

 $

 28,124,850

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 0.6%

 9,980,000

 Allison Transmission, Inc., 11.0%, 11/1/15 (144A)

 $

 10,641,175

 6,250,000

 Allison Transmission, Inc., 7.125%, 5/15/19 (b)

 6,125,000

 $

 16,766,175

 Automobile Manufacturers - 0.5%

 5,870,000

 Chrysler Group LLC, 8.0%, 6/15/19 (b)

 $

 5,679,225

 7,905,000

 Chrysler Group LLC, 8.25%, 6/15/21 (b)

 7,746,900

 $

 13,426,125

 Total Automobiles & Components

 $

 30,192,300

 Consumer Durables & Apparel - 2.1%

 Homebuilding - 0.4%

 11,745,000

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 9,865,800

 Housewares & Specialties - 1.7%

 6,700,000

 Reynolds Group Holdings, Ltd., 8.25%, 2/15/21

 $

 6,180,750

 4,260,000

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 4,238,700

 7,495,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)

 7,195,200

 16,900,000

 Yankee Acquisition Corp., 9.75%, 2/15/17 (b)

 17,956,250

 7,875,000

 YCC Holdings LLC, 10.25%, 2/15/16

 7,953,750

 $

 43,524,650

 Total Consumer Durables & Apparel

 $

 53,390,450

 Consumer Services - 1.1%

 Casinos & Gaming - 0.5%

 33,735,000

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 $

 1,855,425

 4,148,000

 Pinnacle Entertainment, Inc., 8.75%, 5/15/20 (b)

 4,438,360

 5,693,000

 Scientific Games International, Inc., 9.25%, 6/15/19 (144A)

 6,176,905

 2,050,000

 Seneca Gaming Corp., 8.25%, 12/1/18

 2,121,750

 $

 14,592,440

 Education Services - 0.2%

 4,295,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 4,327,213

 Restaurants - 0.4%

 16,315,000

 Burger King Capital, 0.0%, 4/15/19 (b)

 $

 9,748,213

 Total Consumer Services

 $

 28,667,866

 Media - 4.1%

 Advertising - 1.2%

 11,985,000

 Interpublic Group of Companies, 10.0%, 7/15/17

 $

 14,172,263

 4,275,000

 MDC Partners, Inc., 11.0%, 11/1/16

 4,675,781

 14,000,000

 Sitel LLC, 11.5%, 4/1/18

 12,565,000

 $

 31,413,044

 Broadcasting - 2.5%

 11,250,000

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 11,221,875

 5,850,000

 CCO Holdings LLC, 7.0%, 1/15/19

 6,084,000

 4,700,000

 EH Holding Corp., 6.5%, 6/15/19

 4,835,125

 15,700,000

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 16,877,500

 2,484,969

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 2,671,342

 6,450,000

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 6,530,625

 4,750,000

 Telesat Canada, 11.0%, 11/1/15

 5,201,250

 8,990,000

 Telesat Canada, 12.5%, 11/1/17

 10,552,013

 $

 63,973,730

 Publishing - 0.4%

 7,230,000

 Interactive Data Corp., 10.25%, 8/1/18

 $

 8,119,290

 2,125,000

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18

 2,130,313

 $

 10,249,603

 Total Media

 $

 105,636,377

 Retailing - 0.8%

 Apparel Retail - 0.2%

 6,475,000

 Brown Shoe Co, Inc., 7.125%, 5/15/19 (b)

 $

 6,280,750

 Internet Retail - 0.6%

 13,495,000

 Ticketmaster, 10.75%, 8/1/16

 $

 14,709,550

 Total Retailing

 $

 20,990,300

 Food, Beverage & Tobacco - 0.8%

 Packaged Foods & Meats - 0.3%

 7,860,000

 Pilgrim's Pride Corp., 7.875%, 12/15/18 (b)

 $

 6,995,400

 Tobacco - 0.5%

 13,755,000

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 13,204,800

 Total Food, Beverage & Tobacco

 $

 20,200,200

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 0.2%

 4,000,000

 Accellent, Inc., 10.0%, 11/1/17

 $

 3,930,000

 Health Care Facilities - 0.3%

 4,150,000

 HCA, Inc., 6.5%, 2/15/20

 $

 4,212,250

 4,190,000

 Vanguard Health Holding Co., 7.75%, 2/1/19 (b)

 4,299,988

 176,000

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 117,040

 $

 8,629,278

 Health Care Services - 1.0%

 1,875,000

 ExamWorks Group, Inc., 9.0%, 7/15/19

 $

 1,931,250

 3,529,000

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 3,652,515

 4,435,000

 Surgical Care Affiliates, 10.0%, 7/15/17 (144A)

 4,545,875

 16,647,387

 Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK

 16,980,335

 $

 27,109,975

 Total Health Care Equipment & Services

 $

 39,669,253

 Pharmaceuticals & Biotechnology - 0.9%

 Biotechnology - 0.7%

 10,559,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 10,770,180

 9,000,000

 PDL BioPharma, Inc., 3.75%, 5/1/15

 8,898,750

 $

 19,668,930

 Life Sciences Tools & Services - 0.1%

 2,475,625

 Catalent Pharma Solution, 9.5%, 4/15/17 (144A)

 $

 2,525,138

 Total Pharmaceuticals & Biotechnology

 $

 22,194,068

 Diversified Financials - 1.4%

 Consumer Finance - 0.2%

 4,750,000

 Ford Motor Credit Co. LLC, 5.875%, 8/2/21

 $

 4,812,315

 Diversified Financial Services - 0.4%

 1,500,000

 0.00

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13

 $

 1,497,300

 2,265,000

 Ibis Re, Ltd.,11.2775%, 5/10/12

 2,313,471

 5,100,000

 Lodestone Re, Ltd., 0.0%, 1/8/14

 5,024,520

 3,450,000

 Residential Reinsurance 2011, Ltd., 0.0%, 6/6/15

 3,429,990

 $

 12,265,281

 Specialized Finance - 0.7%

 12,630,000

 National Money Mart Co., 10.375%, 12/15/16

 $

 13,924,575

 5,070,000

 7.68

 NCO Group, Inc., Floating Rate Note, 11/15/13

 4,753,125

 $

 18,677,700

 Total Diversified Financials

 $

 35,755,296

 Insurance - 2.3%

 Insurance Brokers - 1.2%

 18,435,000

 Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)

 $

 19,448,925

 2,950,000

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 2,950,000

 7,563,000

 6.68

 Usi Holdings Corp., Floating Rate Note, 11/15/14

 6,939,053

 $

 29,337,978

 Multi-Line Insurance - 0.6%

 12,644,000

 10.75

 Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)

 $

 16,721,690

 Reinsurance - 0.5%

 1,000,000

 7.19

 Blue Fin, Ltd., Floating Rate Note, 4/10/12

 $

 999,200

 1,500,000

 Foundation Re III, Ltd., 0.0%, 2/25/15

 1,473,900

 1,000,000

 0.00

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14

 979,000

 1,675,000

 12.03

 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A)

 1,562,775

 375,000

 8.78

 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A)

 375,300

 1,175,000

 14.58

 Successor X, Ltd., Floating Rate Note, 12/13/13

 1,156,553

 2,600,000

 16.08

 Successor X, Ltd., Floating Rate Note, 12/13/13

 2,541,240

 4,000,000

 13.00

 Successor X, Ltd., Floating Rate Note, 2/25/14

 3,897,600

 $

 12,985,568

 Total Insurance

 $

 59,045,236

 Real Estate - 2.8%

 Diversified Real Estate Investment Trusts - 0.4%

 12,750,000

 CNL Income Properties, Inc., 7.25%, 4/15/19

 $

 11,634,375

 Real Estate Operating Companies - 2.3%

 50,985,000

 Forest City Enterprises, 6.5%, 2/1/17

 $

 48,308,288

 1,140,000

 Forest City Enterprises, 7.625%, 6/1/15

 1,134,300

 9,635,000

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 9,996,313

 $

 59,438,901

 Total Real Estate

 $

 71,073,276

 Software & Services - 0.8%

 Application Software - 0.1%

 3,655,000

 Vangent, Inc., 9.625%, 2/15/15

 $

 3,709,825

 Data Processing & Outsourced Services - 0.5%

 6,047,000

 First Data Corp., 12.625%, 1/15/21

 $

 6,409,820

 4,722,000

 First Data Corp., 8.25%, 1/15/21 (b)

 4,627,560

 1,984,000

 First Data Corp., 9.875%, 9/24/15

 2,013,760

 $

 13,051,140

 Internet Software & Services - 0.1%

 2,450,000

 Equinix, Inc., 7.0%, 7/15/21

 $

 2,548,000

 Total Software & Services

 $

 19,308,965

 Technology Hardware & Equipment - 1.0%

 Computer Storage & Peripherals - 0.9%

 13,150,000

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 13,281,500

 8,960,000

 Seagate HDD Cayman, 7.75%, 12/15/18

 9,408,000

 $

 22,689,500

 Electronic Components - 0.1%

 2,290,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 2,032,375

 Total Technology Hardware & Equipment

 $

 24,721,875

 Telecommunication Services - 3.2%

 Alternative Carriers - 1.4%

 9,775,000

 PAETEC Holdings, 8.875%, 6/30/17 (144A)

 $

 10,508,125

 15,051,000

 Global Crossing, Ltd., 12.0%, 9/15/15

 17,459,160

 2,475,000

 Global Crossing UK Finance Plc, 10.75%, 12/15/14

 2,567,813

 4,500,000

 PAETEC Holding Corp., 9.5%, 7/15/15

 4,691,250

 $

 35,226,348

 Integrated Telecommunication Services - 1.6%

 5,640,000

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 5,724,600

 19,520,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 19,715,200

 4,550,000

 Frontier Communications Corp., 8.5%, 4/15/20

 4,993,625

 2,358,000

 GCI, Inc., 8.625%, 11/15/19

 2,593,800

 8,460,000

 Windstream Corp., 7.75%, 10/15/20

 8,967,600

 1,895,000

 Windstream Corp., 8.125%, 9/1/18

 2,027,650

 $

 44,022,475

 Wireless Telecommunication Services - 0.1%

 2,300,000

 Richland Towers Funding LLC/ Seattle Funding, 7.87%, 3/15/16

 $

 2,322,709

 $

 2,322,709

 Total Telecommunication Services

 $

 81,571,532

 Utilities - 1.4%

 Electric Utilities - 0.5%

 13,500,000

 Texas Competitive Electric Holdings Co., 15.0%, 4/1/21 (b)

 $

 9,855,000

 2,340,000

 Texas Competitive Electric Holdings Co., 11.5%, 10/1/20 (b)

 2,164,500

 $

 12,019,500

 Gas Utilities - 0.4%

 8,550,000

 AmeriGas Partners LP, 6.25%, 8/20/19

 $

 8,571,375

 2,950,000

 Ferrellgas LP, 6.5%, 5/1/21

 2,846,750

 $

 11,418,125

 Independent Power Producer & Energy Traders - 0.5%

 3,200,000

 Intergen NV, 9.0%, 6/30/17

 $

 3,376,000

 8,050,000

 NRG Energy, Inc., 7.625%, 1/15/18 (b)

 8,190,875

 $

 11,566,875

 Total Utilities

 $

 35,004,500

 TOTAL CORPORATE BONDS

 $

 1,196,501,566

 (Cost  $1,181,940,505)

 MUNICIPAL BONDS - 2.1%

 Municipal Airport - 0.3%

 8,000,000

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 $

 7,636,720

 Municipal Development - 1.0%

 1,815,000

 Alliance Airport Authority, 5.25%, 12/1/29

 $

 1,212,039

 17,230,000

 Alliance Airport Authority, 5.75%, 12/1/29

 12,273,791

 12,500,000

 Dallas-Fort Worth International Airport, 5.5%, 11/1/30

 8,550,875

 4,325,000

 Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35

 3,230,343

 10,000,000

 7.30

 Ohio Air Quality Development, Floating Rate Note, 6/8/22

 1,047,000

 $

 26,314,048

 Municipal General - 0.3%

 7,875,000

 County of Cook Illinois, 6.5%, 10/15/40

 $

 8,093,531

 Municipal Pollution - 0.5%

 4,750,000

 Ohio State Pollution Control Revenue, 5.6%, 8/1/32

 $

 3,811,400

 9,980,000

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 8,036,894

 $

 11,848,294

 TOTAL MUNICIPAL BONDS

 $

 53,892,593

 (Cost  $62,359,775)

 SENIOR FLOATING RATE LOAN OBLIGATIONS - 7.9%**

 Energy - 1.0%

 Oil & Gas Equipment & Services - 0.9%

 769,468

 6.00

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 768,987

 19,490,301

 6.25

 Frac Tech Services LLC, Term Loan, 4/19/16

 19,487,544

 4,504,085

 8.50

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 4,335,182

 $

 24,591,713

 Total Energy

 $

 24,591,713

 Materials - 0.3%

 Commodity Chemicals - 0.1%

 1,746,225

 6.00

 CPG International I, Inc., Term Loan, 1/26/17

 $

 1,745,134

 Diversified Chemical - 0.2%

 1,930,604

 7.50

 Ineos U.S. Finance Corp., Senior Credit Term Loan, 12/16/13

 $

 2,000,890

 1,900,392

 8.00

 Ineos U.S. Finance Corp., Senior Credit Term Loan, 12/16/14

 1,969,579

 $

 3,970,469

 Steel - 0.1%

 1,633,536

 10.50

 Niagara Corp., New Term Loan, 6/29/14

 $

 1,600,865

 Total Materials

 $

 7,316,468

 Capital Goods - 0.3%

 Aerospace & Defense - 0.3%

 1,419,160

 5.26

 Dae Aviation Holding, Tranche B1 Term Loan, 7/31/14

 $

 1,416,795

 784,988

 3.50

 Hunter Defense Technology, Term Loan, 8/22/14

 762,419

 2,942,236

 9.25

 IAP Worldwide Services, Inc., Term Loan, 12/20/12

 2,939,479

 1,363,584

 5.26

 Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14

 1,361,311

 $

 6,480,004

 Building Products - 0.0%

 1,111,600

 5.75

 Goodman Global Group, Inc., Initial Term Loan, 10/6/16

 $

 1,118,467

 Electrical Component & Equipment - 0.0%

 1,175,136

 5.76

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 1,178,809

 Total Capital Goods

 $

 8,777,280

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 4,795,900

 7.25

 Brickman Group Holdings, Inc., Tranche B Term Loan, 9/21/16

 $

 4,863,342

 Total Commercial Services & Supplies

 $

 4,863,342

 Transportation - 0.3%

 Air Freight & Couriers - 0.2%

 1,971,385

 5.25

 CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16

 $

 1,915,529

 1,365,846

 5.25

 CEVA Group Plc, Dollar Tranche B Term Loan, 8/31/16

 1,327,147

 3,702,650

 5.25

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 3,628,597

 $

 6,871,273

 Total Transportation

 $

 6,871,273

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.0%

 52,743

 2.94

 Allison Transmission, Term Loan, 8/7/14

 $

 51,743

 Automobile Manufacturers - 0.6%

 14,600,000

 6.00

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 14,239,563

 Tires & Rubber - 0.1%

 3,817,000

 1.94

 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14

 $

 3,687,495

 Total Automobiles & Components

 $

 17,978,801

 Consumer Services - 0.0%

 Education Services - 0.0%

 947,692

 2.50

 Cengage Learning Acquistions, Term Loan, 7/4/14

 $

 830,652

 Total Consumer Services

 $

 830,652

 Media - 0.1%

 Movies & Entertainment - 0.1%

 2,927,827

 5.25

 Christie/AIX, Inc., Term Loan, 4/29/16

 $

 2,918,678

 Total Media

 $

 2,918,678

 Food, Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 7,907,582

 7.00

 Pierre Foods, Inc., 1st Lien Term Loan, 9/30/16

 $

 7,991,600

 2,900,000

 11.25

 Pierre Foods, Inc., 2nd Lien Term Loan, 7/29/17

 2,947,125

 $

 10,938,725

 Total Food, Beverage & Tobacco

 $

 10,938,725

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,009,700

 4.75

 Revlon, Inc., Term B Loan, 11/19/17

 $

 2,015,263

 Total Household & Personal Products

 $

 2,015,263

 Health Care Equipment & Services - 1.9%

 Health Care Facilities - 0.2%

 1,330,000

 0.00

 Ardent Health Services LLC, Tranche B Term Loan, 7/19/15

 $

 1,330,000

 3,841,375

 6.50

 Ardent Medical Services, Term Loan, 9/15/15

 3,846,177

 $

 5,176,177

 Health Care Services - 1.4%

 5,565,324

 4.75

 Gentiva Health Services, Inc., Term B1 Loan, 2/22/16

 $

 5,484,162

 3,440,451

 8.50

 NAMM Holdings, Inc., Term Loan, 4/1/14

 3,456,221

 5,167,050

 7.00

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17

 5,155,424

 757,426

 0.75

 National Surgical Hospitals, Inc., Delayed Draw Term Loan, 1/4/17

 759,319

 4,331,718

 8.25

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,342,547

 6,626,125

 7.25

 Prime Healthcare Services, Term B Loan, 4/28/15

 6,493,603

 3,866,667

 7.50

 Sun HealthCare Group, Term Loan, 10/18/16

 3,852,167

 4,713,188

 6.50

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 4,739,699

 1,517,375

 7.75

 Virtual Radiologic Corp., Term A Loan, 11/3/16

 1,494,614

 $

 35,777,756

 Health Care Technology - 0.1%

 357,143

 1.57

 Physician Oncology Services, Delayed Draw Term Loan, 8/22/11

 $

 354,911

 2,939,724

 6.25

 Physician Oncology Services, Effective Date Term Loan, 2/10/17

 2,921,351

 $

 3,276,262

 Managed Health Care - 0.1%

 3,440,451

 8.50

 MMM Holdings, Inc., Term Loan, 4/14/15

 $

 3,456,221

 Total Health Care Equipment & Services

 $

 47,686,416

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.4%

 5,655,000

 0.00

 Alkermes, Inc., Term B Loan, 6/9/17

 $

 5,676,206

 4,258,588

 5.50

 Axcan Intermediate Holdings, Inc., Term Loan, 1/25/17

 4,202,694

 183,614

 6.50

 Harvard Drug Group, Delayed Draw Term Loan, 4/8/16

 180,974

 1,335,373

 6.50

 Harvard Drug Group, Closing Date Term Loan, 4/7/16

 1,316,177

 $

 11,376,051

 Total Pharmaceuticals & Biotechnology

 $

 11,376,051

 Diversified Financials - 0.7%

 Investment Banking & Brokerage - 0.7%

 17,735,000

 0.00

 Immucor, Inc., Term Loan, 7/11/12

 $

 17,735,000

 Total Diversified Financials

 $

 17,735,000

 Insurance - 1.2%

 Insurance Brokers - 0.9%

 3,082,640

 3.25

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 3,051,813

 1,594,080

 2.75

 HUB International Holdings, Delayed Draw Term Loan, 6/13/14

 1,550,907

 5,791,838

 6.75

 HUB International Holdings, Additional Term Loan, 6/13/14

 5,800,887

 7,091,496

 2.75

 HUB International Holdings, Initial Term Loan, 6/13/14

 6,899,437

 2,954,716

 2.69

 USI Holdings Corp., Tranche B Term Loan, 5/5/14

 2,880,850

 1,454,100

 7.00

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 1,446,830

 $

 21,630,724

 Multi-Line Insurance - 0.3%

 7,826,866

 4.49

 AmWINS Group, Inc., Initial Term Loan, 6/8/13

 $

 7,777,948

 Total Insurance

 $

 29,408,672

 Software & Services - 0.1%

 Systems Software - 0.1%

 1,305,628

 6.75

 Telcordia Technologies, Term Loan, 4/9/16

 $

 1,307,668

 Total Software & Services

 $

 1,307,668

 Utilities - 0.2%

 Electric Utilities - 0.2%

 3,722,727

 7.75

 Race Point Power, Term Loan, 1/11/18

 $

 3,741,341

 2,392,542

 4.73

 Texas Competitive Electric Holdings Co., 2017 Term Loan, 10/10/17

 1,789,920

 $

 5,531,261

 Total Utilities

 $

 5,531,261

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 $

 200,147,263

 (Cost  $197,943,762)

 TEMPORARY CASH INVESTMENTS - 9.3%

 Repurchase Agreement - 1.4%

 5,120,000

 Barclays Plc, 0.15%, dated 7/29/11, repurchase price of $5,120,000 plus accrued interest on 8/1/11 collateralized by $5,222,400 Government

 National Mortgage Association, 4.5%, 5/20/41

 $

 5,120,000

 5,120,000

 BNP Paribas Securities, Inc., 0.20%, dated 7/29/11, repurchase price of $5,120,000 plus accrued interest on 8/1/11 collateralized by $5,222,411 Federal National

 Mortgage Association (Discount Notes), 0.0%, 12/27/11

 5,120,000

 5,120,000

 Deutsche Bank Securities, Inc., 0.2%, dated 7/29/11, repurchase price of

 $5,120,000 plus accrued interest on 8/1/11 collateralized by the following:

 $3,628,015 U.S. Treasury Bonds, 6.5%, 11/15/26

 $1,594,386 U.S. Treasury Notes, 0.75%, 12/15/13

 5,120,000

 5,120,000

 JPMorgan Securities, Inc., 0.19%, dated 7/29/11, repurchase price of

 $5,120,000 plus accrued interest on 8/1/11 collateralized by $5,222,469

 Federal National Mortgage Association, 4.5-6.5%, 6/1/37-5/1/41

 5,120,000

 5,120,000

 RBC Capital Markets Corp., 0.20%, dated 7/29/11, repurchase price of

 $5,120,000 plus accrued interest on 8/1/11 collateralized by

 $5,222,515 U.S. Treasury Strip, 2.0%, 1/15/16

 5,120,000

 5,120,000

 SG Americas Securities LLC, 0.07%, dated 7/29/11, repurchase price of $5,120,000 plus accrued interest on 8/1/11 collateralized by the following:

 $3,449,864 Federal National Mortgage Association, 4.5-5.0%, 5/1/39-2/1/41

 $1,298,479 Federal Home Loan Mortgage Corp., 3.799-5.619%, 1/1/38-7/1/41

 $474,057 Freddie Mac Giant, 5.5%, 8/1/40

 5,120,000

 5,120,000

 TD Securities, Inc., 0.13%, dated 7/29/11, repurchase price of $5,120,000 plus accrued interest on 8/1/11 collateralized by $5,222,401 Government

 National Mortgage Association II, 4.0%, 5/20/26

 5,120,000

 $

 35,840,000

 Securities Lending Collateral  - 7.9% (c)

 Certificates of Deposit:

 6,076,165

 Bank of America NA, 0.19%, 9/2/11

 $

 6,076,165

 6,076,165

 Bank of Montreal Chicago, 0.18%, 10/20/11

 6,076,165

 4,860,932

 Bank of Nova Scotia, 0.30%, 6/11/12

 4,860,932

 1,215,233

 Bank of Nova Scotia, 0.25%, 9/29/11

 1,215,233

 2,825,417

 BBVA Group NY, 0.47%, 8/10/11

 2,825,417

 850,663

 BNP Paribas Bank NY, 0.27%, 8/5/11

 850,663

 6,076,165

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 6,076,165

 4,860,937

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 4,860,937

 3,038,030

 National Australia Bank NY, 0.29%, 10/19/11

 3,038,030

 6,684,746

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 6,684,746

 3,645,796

 Royal Bank of Canada, 0.26%, 8/5/11

 3,645,796

 3,645,699

 Royal Bank of Canada NY, 0.32%, 12/2/11

 3,645,699

 6,076,165

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 6,076,165

 $

 55,932,113

 Commercial Paper:

 2,430,466

 American Honda Finance, 0.34%, 1/11/12

 $

 2,430,466

 3,645,122

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 3,645,122

 2,224,066

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 2,224,066

 3,308,389

 CATFIN, 0.87%, 8/4/11

 3,308,389

 3,038,017

 CBAPP, 0.20%, 8/3/11

 3,038,017

 2,432,210

 General Electric Capital Corp., 0.37%, 4/10/12

 2,432,210

 668,787

 General Electric Capital Corp., 0.44%, 11/21/11

 668,787

 5,529,055

 HSBC, 0.17%, 8/9/11

 5,529,055

 2,308,609

 JDCCPP, 0.10%, 9/20/11

 2,308,609

 5,468,549

 JPMorgan Chase & Co., 0.30%, 7/17/12

 5,468,549

 3,037,040

 NABPP, 0.19%, 10/3/11

 3,037,040

 5,464,422

 NESCAP, 0.25%, 12/20/11

 5,464,422

 4,854,770

 NORDNA, 0.28%, 1/9/12

 4,854,770

 3,894,440

 OLDLLC, 0.17%, 10/5/11

 3,894,440

 1,822,256

 OLDLLC, 0.17%, 10/711

 1,822,256

 3,038,083

 Royal Bank of Canada NY, 0.30%, 6/29/12

 3,038,083

 3,036,300

 SANCPU, 0.73%, 9/1/11

 3,036,300

 3,644,288

 Sanofi Aventis, 0.68%, 10/20/11

 3,644,288

 4,251,756

 SEB, 0.30%, 9/12/11

 4,251,756

 5,468,385

 SEB, 0.12%, 8/8/11

 5,468,385

 2,429,976

 SOCNAM, 0.22%, 9/1/11

 2,429,976

 6,076,165

 Svenska Handelsbanken, 0.29%, 6/29/12

 6,076,165

 3,257,387

 TBLLC, 0.17%, 10/12/11

 3,257,387

 2,433,175

 TBLLC, 0.18%, 10/12/11

 2,433,175

 6,076,165

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 6,076,165

 704,809

 VARFUN, 0.15%, 8/8/11

 704,809

 1,701,255

 VARFUN, 0.15%, 8/9/11

 1,701,255

 3,038,019

 VARFUN, 0.15%, 8/4/11

 3,038,019

 2,430,889

 Wachovia, 0.30%, 10/15/11

 2,430,889

 1,824,087

 Wachovia, 0.29%, 3/1/12

 1,824,087

 1,215,808

 Wells Fargo & Co., 0.25%, 1/24/12

 1,215,808

 $

 100,752,745

 Tri-party Repurchase Agreements:

 4,982,456

 Barclays Capital Plc, 0.19%, 8/1/11

 $

 4,982,456

 5,952,212

 Deutsche Bank AG, 0.18%, 8/1/11

 5,952,212

 14,332,702

 RBS Securities, Inc., 0.18%, 8/1/11

 14,332,702

 $

 25,267,370

 Shares

 Money Market Mutual Funds:

 9,114,248

 Dreyfus Preferred Money Market Fund

 $

 9,114,248

 9,114,248

 Fidelity Prime Money Market Fund

 9,114,248

 $

 18,228,496

 Total Securities Lending Collateral

 $

 200,180,724

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $236,020,724)

 $

 236,020,724

 TOTAL INVESTMENT IN SECURITIES - 108.4%

 (Cost  $2,515,827,724)(a)

 $

 2,747,928,778

 OTHER ASSETS AND LIABILITIES - (8.4) %

 $

 (213,806,067)

 TOTAL NET ASSETS - 100.0%

 $

 2,534,122,711

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2011, the value of these securities amounted to $204,226,790 or 8.1% of total net assets.

 *

 Non-income producing security

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $2,527,052,667 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 519,745,083

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (298,868,972)

 Net unrealized gain

 $

 220,876,111

 (b)

 At July 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

     2,297,000

 Texas Competitive Electric Holdings Co., 11.5%, 10/1/20

         2,146,269

          69,000

 Alere, Inc. *

 $

         2,034,810

        910,000

 Alere, Inc., 3.0%, 5/15/16

            911,062

     3,810,000

 Allison Transmission, Inc., 7.125%, 5/15/19

         3,796,387

     3,300,000

 Berry Petroleum Co., 6.75%, 11/1/20

         3,436,950

   16,125,500

 Burger King Capital, 0.0%, 4/15/19

         9,634,986

        199,700

 Blackboard, Inc. *

         8,698,932

     2,900,000

 Brown Shoe Co, Inc., 7.125%, 5/15/19

         2,857,770

        444,000

 BWAY Holding Co., 10.0%, 6/15/18

            491,607

     1,000,000

 Ceva Group Plc, 11.625%, 10/1/16

         1,128,104

   11,893,000

 Chesapeake Energy, 2.5%, 5/15/37

       13,173,151

     2,000,000

 Chrysler Group LLC, 8.0%, 6/15/19

         1,963,888

     5,320,000

 Chrysler Group LLC, 8.25%, 6/15/21

         5,292,847

     8,000,000

 Ciena Corp., 0.875%, 7/15/17

         6,488,552

        240,000

 Dollar Financial, 2.875%, 6/30/27 (144A)

            254,656

     3,720,000

 DynCorp International, Inc., 10.375%, 7/1/17

         3,768,617

     9,200,000

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

         9,318,579

     3,500,000

 First Data Corp., 8.25%, 1/15/21

         3,441,228

        501,000

 General Cable Corp., 7.125%, 4/1/17

            527,730

          79,400

 General Cable Corp. *

         3,157,738

     2,500,000

 Greenbrier Cos, Inc., 3.5%, 4/1/18

         2,324,583

          15,000

 Hercules Offshore, Inc. *

              70,500

   12,890,700

 Hologic, Inc., 2.0%, 12/15/37

       14,404,635

   15,147,100

 Horizon Lines, 4.25%, 8/15/12

       11,672,522

     8,823,000

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

         9,186,702

            9,400

 Itron, Inc. *

            404,576

     1,336,000

 James River Coal Co., 3.125%, 3/15/18

         1,316,517

            4,900

 Legg Mason, Inc.

            144,158

        251,000

 LyondellBasell Industries NV

         9,904,460

     4,316,000

 MasTec, Inc., 4.25%, 12/15/14

         6,679,847

     8,826,000

 Mentor Graphics Corp., 4.0%, 4/1/31

         8,607,804

     1,882,000

 Mueller Water Products, 7.375%, 6/1/17

         1,819,672

     2,500,000

 NRG Energy, Inc., 7.625%, 1/15/18

         2,551,163

        423,000

 Penn Virginia Corp., 7.25%, 4/15/19

            437,317

     7,781,000

 Pilgrim's Pride Corp., 7.875%, 12/15/18

         6,999,982

     4,100,000

 Pinnacle Entertainment, Inc., 8.75%, 5/15/20

         4,460,743

     3,500,000

 Quicksilver Resources, Inc., 7.125%, 4/1/16

         3,599,239

        459,500

 SandRidge Energy, Inc. *

         5,293,440

          16,800

 Service Corp. International

            175,896

     5,148,000

 Steel Dynamics, Inc., 5.125%, 6/15/14

         6,100,452

        259,000

 SunPower Corp., 4.75%, 4/15/14

            272,266

        950,000

 Suntech Power, 3.0%, 3/15/13

            789,609

        651,000

 Swift Services Holdings, Inc., 10.0%, 11/15/18

            714,021

        481,000

 Texas Competitive Electric Holdings Co., 15.0%, 4/1/21

            356,742

        145,400

 Texas Industries, Inc.

         5,613,894

     1,890,000

 Vanguard Health Holding Co., 7.75%, 2/1/19

         2,016,105

     2,652,000

 WebMD Health Corp., 2.25%, 3/31/16

         2,432,383

     1,312,000

 Whiting Petroleum, 6.5%, 10/1/18

         1,379,313

            2,000

 Windstream Corp.

              24,420

            9,300

 WMS Industries, Inc. *

            256,401

     2,492,000

 Yankee Acquisition Corp., 9.75%, 2/15/17

         2,758,437

 Total

 $

 195,291,661

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
567,485,854

$
-

$
567,485,854

 Preferred Stocks

35,574,034

83,795,904

-

119,369,938

 Common Stocks

369,607,934

-

3,043,335

372,651,269

 Asset Backed Securities

-

1,859,571

-

1,859,571

 Corporate Bonds

-

1,196,501,566

-

1,196,501,566

 Municipal Bonds

-

52,845,593

1,047,000

53,892,593

 Senior Floating Rate Loan Interests

-

200,147,263

-

200,147,263

 Temporary Cash Investments

-

217,792,228

-

217,792,228

 Money Market Mutual Funds

18,228,496

-

-

18,228,496

 Total

$
423,410,464

$
2,320,427,979

$
4,090,335

$
2,747,928,778

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Municipal Bonds

 Senior Floating Rate Loan Interests

 Total

 Balance as of 10/31/10

$
194,698

$
1,047,000

$
1,653,959

$
2,895,657

 Realized gain (loss)

-

-

-

-

 Change in unrealized appreciation (depreciation)1

-

-

-

-

 Net purchases (sales)

-

-

-

-

 Transfers in and out of Level 3

2,848,637

-

(1,653,959
)

1,194,678

 Balance as of 7/30/11

$
3,043,335

$
1,047,000

-

4,090,335

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2011

* Print the name and title of each signing officer under his or her signature.